TAXATION	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 9. TAXATION

a)	Enterprise Income Taxes

The U.S. tax Act known as the Tax Cuts and Jobs Act (the “2017 Act”) signed on December 22, 2017 may have changed the consequences to U.S. shareholders that own, or are considered to own, as a result of the attribution rules, 10% or more of the voting power or value of the stock of a non-U.S. corporation (a “10% U.S. shareholder”) under the U.S. Federal income tax law applicable to owners of U.S. controlled foreign corporations (“CFCs”). We did not believe any of our shareholders, or our subsidiaries were CFCs, and there will be no such impact for 2017 Act for the year ended December 31, 2017. Under the current laws of Cayman Islands, the Company incorporated in the Cayman Islands are not subject to tax on income or capital gains. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

Jinxuan JH is incorporated in the BVI. Under the current law of the BVI, Jinxuan JH is not subject to tax on income or capital gains. Additionally, if dividends are paid by Jinxuan JH to its shareholders, no BVI withholding tax will be imposed.

Jacqueline HK and Junhao International were both incorporated in Hong Kong and do not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the consolidated financial statements as Jacqueline HK and Junhao International both have no assessable profits for the years ended December 31, 2017, 2016 and 2015.

Liulin Junhao, incorporated in the PRC, is governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”).

Effective from January 1, 2008, the EIT rate of PRC is 25%, and applies to both domestic and foreign invested enterprises. The effective tax rate of the Company approximates the applicable statutory rate of 0%, 25%and 25% for the years ended December 31, 2017, 2016 and 2015, respectively.

The components of the income tax expenses (benefit) for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Current income tax provision	$-	$253,489	$-
Deferred income tax provision	-	4,060	(4,331)
Total	$-	$257,549	$(4,331)

Reconciliation of the income tax expenses at the PRC statutory EIT rate of 25% for the years ended December 31, 2017, 2016 and 2015 and the Company’s effective income tax expenses is as follows:

	Year ended	Year ended	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
(Loss) income before income taxes	$(745,660)	$1,007,110	(17,324)
Statutory EIT rate	25%	25%	25%
Income tax (benefit) expense computed at statutory EIT rate	(186,415)	251,778	(4,331)
Reconciling items:
Non-deductible expenses	57,401	5,771	-
Income tax (benefit) expense	(129,014)	257,549	(4,331)
Valuation allowance	129,014	-	-
Income tax expense (benefit)	$-	$257,549	(4,331)
Effective tax rate	-%	25.6%	25%

b)	Deferred Tax

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Deferred tax assets were $129,014 and allowances of $129,014 were provided as of December 31, 2017. Deferred tax assets were $4,331 as of December 31, 2015, representing the net operating loss, which all of these net operating loss were fully utilized as of December 31, 2016.

c)	Value-added Tax

PRC Value-added Tax

Liulin Junhao is the operating entity who provided services in China and therefore is subject to a Chinese value-added tax (“VAT”). Revenue represents the invoiced value of goods delivered net of a VAT. The application tax rate is 17%. Furthermore, accrued VAT payables are subject to a 6% surtax, which includes urban maintenance and construction taxes and additional education fees.